Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Production and distribution	$ 2,694,096	$ 4,000	$ 3,226,962	$ 4,157	$ 9,367,222	$ 3,031,073
Entertainment Publicity	5,137,556	0	5,137,556	0
Membership	0	3,750	0	21,028	28,403	69,761
Total revenue	7,831,652	7,750	8,364,518	25,185	9,395,625	3,100,834
Expenses:
Direct costs	2,070,529	0	2,500,772	2,429	10,661,241	2,587,257
Distribution and marketing	559,210	0	629,493	0	11,322,616	213,300
Payroll	3,466,157	363,756	3,802,511	751,202	1,462,589	1,435,765
Selling, general and administrative	1,020,807	523,014	1,213,400	562,576	1,245,689	1,845,088
Legal and professional	621,369	394,358	997,434	967,531	2,405,754	2,392,556
Total Expenses	7,738,072	1,281,128	9,143,610	2,283,738
Income (Loss) before other income (expense)	93,580	(1,273,378)	(779,092)	(2,258,553)	(17,702,264)	(5,373,132)
Other Income (Expense)
Other Income (Expenses)	(16,000)	0	(16,000)	9,660	9,660	96,302
Amortization of loan fees					(476,250)	0
Amortization of intangible assets	(249,333)	0	(249,333)	0
Loss on extinguishment of debt	(4,167)	(4,652,443)	(4,167)	(5,843,811)	(9,601,933)	0
Acquisition costs	(207,564)	0	(745,272)	0
Change in fair value of warrant liability	(533,812)	0	6,289,513	0
Change in fair value of warrant liability					2,195,542	0
Change in fair value of put rights	(100,000)	0	(100,000)	0
Loss on disposal of furniture, office equipment and leasehold improvements	(28,025)	0	(28,025)	0
Change in fair value of contingent consideration	(116,000)	0	(116,000)	0
Warrant issuance expense					(7,372,593)	0
Interest expense	(396,864)	(1,778,111)	(849,001)	(3,155,076)	(4,241,841)	(3,559,532)
Total Other Income (Expense)	(1,254,901)		5,030,717		(19,487,415)	(3,463,230)
Net Income (Loss)	(1,558,185)	(7,703,932)	3,402,623	(11,247,780)	(37,189,679)	(8,836,362)
Net income attributable to noncontrolling interest	0	937	0	5,257	0	17,440
Net loss attributable to Dolphin Entertainment, Inc.	(1,558,185)	$ (7,704,869)	3,402,623	(11,253,037)	0	(4,786,341)
Net Loss attributable to Dolphin Digital Media, Inc.					(37,189,679)	(4,067,461)
Net loss	$ 1,558,185		$ 3,402,623	$ (11,247,780)	(37,189,679)	(8,836,362)
Deemed dividend on preferred stock					5,247,227	0
Net loss attributable to common shareholders					$ (42,436,906)	$ (8,836,362)
Income (Loss) per Share:
Basic	$ (.17)	$ (2.10)	$ .41	$ (5.45)
Diluted	$ (.17)	$ (2.10)	$ (.30)	$ (5.45)
Basic and Diluted					$ (9.67)	$ (4.32)
Weighted average number of shares used in per share calculation
Basic	9,336,389	3,670,471	8,293,343	3,025,448
Diluted	9,336,389	3,670,471	9,542,846	3,025,448
Basic and Dilited					4,389,097	2,047,309